GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Schedule of changes in carrying amounts of goodwill

	Year ended December 31,
	2012	2013

Gross amount:
Beginning balance	$59,623	$60,298
Exchange difference	675	1,734
Ending balance	60,298	62,032

Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	$59,673	$61,407